Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2013 and 2012:

	2013	2012
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
TL Revolving Credit Facility, weighted average variable interest at 1.71% and 1.76% at December 31, 2013 and 2012, respectively	$648,500	$352,500
TW Revolving Credit Facility, weighted average variable interest at 2.54% and 2.97% at December 31, 2013 and 2012, respectively	91,476	88,940
TAP Funding Revolving Credit Facility, weighted average variable interest at 3.96% at December 31, 2012	—	108,471
TAP Funding Revolving Credit Facility II, weighted average variable interest at 2.17% at December 31, 2013	120,500	—
2005-1 Bonds, variable interest at 0.70% and 0.74% at December 31, 2013 and 2012, respectively	72,958	124,458
2011-1 Bonds, fixed interest at 4.70%	300,000	340,000
2012-1 Bonds, fixed interest at 4.21%	333,333	373,333
2013-1 Bonds, fixed interest at 3.90%	291,917	—
TMCL II Secured Debt Facility, weighted average variable interest at 2.12% and 2.84% at December 31, 2013 and 2012, respectively	775,100	874,000
TMCL IV Secured Debt Facility, weighted average variable interest at 2.42% at December 31, 2013	33,500	—

Total debt obligations	$2,667,284	$2,261,702

Amount due within one year	$161,307	$131,500

Amounts due beyond one year	$2,505,977	$2,130,202

Future Scheduled Repayments

The following is a schedule by year, of future scheduled repayments, as of December 31, 2013:

	Years ending December 31,
	2014	2015	2016	2017	2018 and Thereafter	Total
TL Revolving Credit Facility	$—	$—	$—	$648,500	$—	$648,500
TW Revolving Credit Facility	—	—	—	—	91,476	91,476
TAP Funding Revolving Credit Facility II	—	—	120,500	—	—	120,500
2005-1 Bonds	51,500	21,458	—	—	—	72,958
2011-1 Bonds	40,000	40,000	40,000	40,000	140,000	300,000
2012-1 Bonds	40,000	40,000	40,000	40,000	173,333	333,333
2013-1 Bonds (1)	30,090	30,090	30,090	30,090	173,018	293,378
TMCL II Secured Debt Facility	—	45,214	77,510	77,510	574,866	775,100
TMCL IV Secured Debt Facility	—	33,500	—	—	—	33,500

Total	$161,590	$210,262	$308,100	$836,100	$1,152,693	$2,668,745

(1)	Future scheduled payments for the 2013-1 Bonds exclude an uamortized discount of $1,462

Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of December 31, 2013:

Derivative instruments	Notional amount
Interest rate cap contracts with several banks with fixed rates between 3.17% and 5.63% per annum, nonamortizing notional amounts, with termination dates through November 2015	$215,720
Interest rate swap contracts with several banks, with fixed rates between 0.41% and 2.96% per annum, amortizing notional amounts, with termination dates through July 2023	726,235

Total notional amount as of December 31, 2013	$941,955